OTHER COMPREHENSIVE INCOME - Amounts reclassified out of accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income tax expense (benefit)	¥ (101,857)	¥ (458,109)	¥ 183,125
Other income	(67,929)	60,255	20,075
Net income (loss)	684,045	858,863	411,875
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net income (loss)	1,840	4,686	1,388
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net periodic pension costs	2,652	4,313	2,001
Income tax expense (benefit)	(812)	(1,321)	(613)
Net income (loss)	¥ 1,840	2,992	¥ 1,388
Unrealized holding gain on securities | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income tax expense (benefit)		(747)
Other income		2,441
Net income (loss)		¥ 1,694